COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15—COMMITMENTS AND CONTINGENCIES

Contractual Obligations

As of December 31, 2021, and 2020, the Company had $286.0 million and $406.1 million in commitments related to the Arizona manufacturing plant and equipment. These commitments represent future expected payments on open purchase orders entered into as of December 31, 2021 and 2020.

The Company entered into a non-cancellable purchase commitment to purchase battery cells over the next 4 years. Battery cell costs can fluctuate from time to time based on, among other things, supply and demand, costs of raw materials, and purchase volumes. The estimated purchase commitment as of December 31, 2021 is as follows (in thousands):

Minimum
Purchase
Years ended December 31,	Commitment
2022	$201,080
2023	201,080
2024	201,080
2025	201,080
Total	$804,320

Legal Matters

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. Some of these claims, lawsuits and other proceedings may involve highly complex issues that are subject to substantial uncertainties, and could result in damages, fines, penalties, non-monetary sanctions or relief.

Beginning on April 18, 2021, two individual actions and two putative class actions were filed in federal courts in Alabama, California, New Jersey and Indiana, asserting claims under the federal securities laws against the Company (f/k/a Churchill Capital Corp IV), its wholly owned subsidiary, Atieva, Inc. (“Lucid Motors”), and certain current and former officers and directors of the Company, generally relating to the Merger. On September 16, 2021, the plaintiff in the New Jersey action voluntarily dismissed that lawsuit. The remaining actions were ultimately transferred to the Northern District of California and consolidated under the caption, In re CCIV / Lucid Motors Securities Litigation, Case No. 4:21-cv-9323-YGR (the “Consolidated Class Action”). On December 30, 2021, lead plaintiffs in the Consolidated Class Action filed a revised amended consolidated complaint (the “Complaint”), which asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of a putative class of shareholders who purchased stock in CCIV between February 5, 2021 and February 22, 2021. The Complaint names as defendants Lucid Motors and the Company’s chief executive officer, and generally alleges that, prior to the public announcement of the Merger, defendants purportedly made false or misleading statements regarding the expected start of production for the Lucid Air and related matters. The Complaint seeks certification of the action as a class action as well as compensatory damages, interest thereon, and attorneys’ fees and expenses. The Company moved to dismiss the Complaint on February 14, 2022. The Company believes that the plaintiffs’ claims are without merit and intends to defend itself vigorously, but the Company cannot ensure that defendants’ efforts to dismiss the Complaint will be successful or that it will avoid liability in these matters.

On December 3, 2021, the Company received a subpoena from the Securities and Exchange Commission (the “SEC”) requesting the production of certain documents related to an investigation by the SEC. Although there is no assurance as to the scope or outcome of this matter, the investigation appears to concern the business combination between the Company (f/k/a Churchill Capital Corp. IV) and Atieva, Inc. and certain projections and statements. The Company is cooperating fully with the SEC in its review.

At this time, the Company does not consider any such claims, lawsuits or proceedings that are currently pending, individually or in the aggregate, including the matters referenced above, to be material to the Company’s business or likely to result in a material adverse effect on its future operating results, financial condition or cash flows should such proceedings be resolved unfavorably.

On January 26, 2022, a purported shareholder of the Company filed a shareholder derivative action, purportedly on behalf of the Company, against certain of the Company’s officers and directors in California federal court, captioned Sahr Lebbie v. Churchill

Capital Corporation IV, et al., 4:22-cv-00531-SK (N.D. Cal.). The complaint also names the Company as a nominal defendant. Based on allegations that are similar to those in the Consolidated Class Action, the complaint asserts claims for unjust enrichment, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, abuse of control, gross mismanagement and waste of corporate assets and a claim for contribution under Sections 10(b) and 21D of the Exchange Act in connection with the Consolidated Class Action. The Complaint seeks compensatory damages, interest thereon, certain corporate governance reforms, and attorneys’ fees and expenses. The Company is advancing defendants’ fees and expenses incurred in their defense of the action.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to customers, vendors, investors, directors, and officers with respect to certain matters, including, but not limited to, losses arising out of our breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. These indemnification provisions may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is indeterminable. The Company has never paid a material claim, nor has it been sued in connection with these indemnification arrangements. The Company has indemnification obligations with respect to letters of credit and surety bond primarily used as security against facility leases and utilities infrastructure in the amount of $30.4 million and $15.5 million as of December 31, 2021 and 2020, respectively, for which no liabilities are recorded on the consolidated balance sheets.